CONDENSED CONSOLIDATED INCOME STATEMENT (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
CONDENSED CONSOLIDATED INCOME STATEMENT (UNAUDITED) [Abstract]
Shipping revenues	$ 108,227	$ 59,095	$ 283,860	$ 212,018
Other revenues	1,711	0	2,392	0
Total revenues	109,938	59,095	286,251	212,018
Operating expenses
Voyage expenses	(52,882)	(21,443)	(135,721)	(57,838)
Vessel operating expenses	(17,578)	(19,240)	(53,873)	(57,880)
Depreciation and amortization	(30,198)	(31,734)	(95,563)	(95,889)
Gain /(loss), sale of vessels	6,829	1,556	19,513	15,153
General and administrative expenses	(3,867)	(4,420)	(14,125)	(14,645)
Total operating expenses	(97,696)	(75,281)	(279,769)	(211,099)
Operating (loss)/ income	12,242	(16,186)	6,482	919
Share of profit from associated companies	0	293	1,327	983
Interest income	80	4	191	5
Interest expense	(6,938)	(6,348)	(19,735)	(19,430)
Fair value gain/(loss) on derivative financial liabilities	2,788	2,316	14,927	7,994
Other financial (expense)/income	(469)	(1,015)	(2,555)	1,146
Profit/(loss) before tax	7,703	(20,935)	637	(8,382)
Income tax expense	(246)	(97)	(477)	(230)
Profit/(loss) after tax	7,457	(21,032)	161	(8,612)
Attributable to owners of non-controlling interest	425	3	665	9
Attributable to the owners of parent	$ 7,031	$ (21,035)	$ (505)	$ (8,621)
Basic earnings/(loss) per share (in dollars per share)	$ 0.04	$ (0.13)	$ 0	$ (0.05)
Diluted earnings/(loss) per share (in dollars per share)	$ 0.04	$ (0.13)	$ 0	$ (0.05)
Weighted average number of shares (basic) (in shares)	162,867,756	167,610,608	165,380,297	169,929,434
Weighted average number of shares (diluted) (in shares)	163,058,844	167,610,608	165,380,297	169,929,434